Leases, Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets	$ 1,294	$ 1,195
Operating lease liabilities	$ 1,294	$ 1,195